Financial instruments - Fair Values and Risk Management - Summary of Contractual Cash Flows for Financial Liabilities Deferred And Contingent Consideration (Detail) - Deferred And Contingent Consideration [Member] - EUR (€)
€ in Thousands
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Deferred & contingent consideration cash flows	€ 16,150	€ 13,993
due within one year [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Deferred & contingent consideration cash flows	11,829	7,243
due within two to five years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Deferred & contingent consideration cash flows	€ 4,321	€ 6,750